Deferred income (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income
Schedule of movement in the non-current and current deferred income

	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for drug discovery platform (1)	Other deferred income	Total

	(Euro, in thousands)

On January 1, 2024	€26,268	€1,299,163	€2,032	€1,327,463
Of which current portion:	25,054	230,070	1,146	256,270

Significant financing component (2)	(227)			(227)

Revenue recognition of upfront	(21,952)	(230,182)		(252,134)
Revenue recognition of milestones	(4,089)			(4,089)

Other movements			339	339

On December 31, 2024	€—	€1,068,981	€2,371	€1,071,352
Of which current portion:	—	230,105	2,371	232,476

Revenue recognition of upfront		(1,068,967)		(1,068,967)

Other movements		(14)	(2,339)	(2,353)

On December 31, 2025	€—	€—	€32	€32
Of which current portion:	—	—	32	32
(1)	The upfront received and the outstanding balance comprised the issuance liabilities for the warrants and the upfront payment allocated to the drug discovery platform.
(2)	With regard to the additional consideration received for the extended cost sharing for filgotinib, we assumed the existence of a significant financing component reflecting the time value of money on the estimated recognition period